STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue
Operating Expenses:
Administrative expenses -related party	10,922	462	11,330	864	1,068	532
Total operating expenses	10,922	462	11,330	864	1,068	532
(Loss) from operations	(10,922)	(462)	(11,330)	(864)	(1,068)	(532)
Other (expense) net
(Loss) before provision for income taxes	(10,922)	(462)	(11,330)	(864)	(1,068)	(532)
Provision for income taxes
Net Loss	$ (10,922)	$ (462)	$ (11,330)	$ (864)	$ (1,068)	$ (532)
Basic and diluted (loss) per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding	3,871,465	3,871,465	3,871,465	3,871,465	3,871,465	3,871,465